INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment property [abstract]
Additions from acquisitions and business combinations, investment property	$ 13,228	$ 12,500
Dispositions	6,538	4,258
Rental income from investment property	6,900	6,600
Direct operating expense from investment property	4,800	4,800
BSREP IV Deconsolidation, Investment Property [Member]	$ (24,862)	$ 0